Share-Based Payment (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2000	Dec. 31, 1998	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Share-Based Payment [Line Items]
Aggregate amount of ordinary shares			4,616	4,000	37,000
Options to purchase			54,010	49,394	48,684	31,135
Weighted average remaining contractual life			8 years 2 months 23 days	8 years 4 months 24 days	9 years 4 months 17 days
Range of exercise prices (in Dollars per share)			$ 26.28	$ 26.98	$ 26.16	$ 12.94
Bottom of range [member]
Share-Based Payment [Line Items]
Range of exercise prices (in Dollars per share)			8.41	8.41	8.41
Top of range [member]
Share-Based Payment [Line Items]
Range of exercise prices (in Dollars per share)			$ 34.44	$ 34.44	$ 34.44
Plan 1998 [Member]
Share-Based Payment [Line Items]
Expires		10 years
Aggregate amount of ordinary shares		75,000
Original expiration		December 8, 2008
Current expiration date		December 8, 2028
Options to purchase			19,365
Available for future grants			18,051
Plan 1998 [Member] | Key management personnel of entity or parent [member]
Share-Based Payment [Line Items]
Aggregate amount of ordinary shares			4,616	4,000	4,000
Plan 2000 [Member]
Share-Based Payment [Line Items]
Expires	10 years
Aggregate amount of ordinary shares	200,000
Original expiration	August 31, 2028
Options to purchase			34,645
Available for future grants			547,206
Options vest	3 years
Fair market value	80.00%